Stock Option Plan - Schedule of Weighted-Average Black-Scholes Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividends (as percent)	1.00%	1.11%	1.12%
Expected term (in years)	8 years 11 months 16 days	9 years 3 months 29 days	9 years 6 months 22 days
Expected volatility (as percent)	22.00%	23.00%	25.00%
Risk-free rate (as percent)	2.02%	2.62%	2.04%